Expense Example {- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Investor PRO-09 - Growth & Income Portfolio - VIP Growth & Income Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750